INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2024	2023

Raw materials and components	$2,182	$1,991
Work-in-progress	658	119
Finished products	11,190	13,434

	$14,030	$15,544